Stock-Based Compensation Awards - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001
Stock-based compensation expense		$ 555	$ 345	$ 1,060	$ 349	$ 1,311	$ 14
Granted options							153,504
Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense						148	$ 14
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options available for future grant	255,000
Stock-based compensation expense						1,163	0
Unrecognized stock-based compensation cost						$ 1,353
Unrecognized stock-based compensation cost, recognition period						2 years 2 months 12 days
Vesting description						The majority of the RSUs granted vest 50% on the first anniversary of the grant date, with the remaining 50% of the awards vesting monthly over a 12-to-24 month period following the first anniversary of the grant date
Weighted-average grant date fair value	$ 8					$ 8
Weighted-average grant date fair value additional RSU issued						$ 10
Granted						255,000
Restricted Stock Units (RSUs) [Member] | LMAO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock, par value						$ 0.0001
Stock-based compensation expense						$ 130
Unrecognized stock-based compensation cost						373
Restricted Stock Units (RSUs) [Member] | Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Restricted Stock Units (RSUs) [Member] | Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Restricted Stock Units (RSUs) [Member] | Tranche Two [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	24 months
Restricted Stock Units (RSUs) [Member] | Tranche Two [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	12 months
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense						148	$ 14
Unrecognized stock-based compensation cost, options						$ 246
Unrecognized stock-based compensation cost, recognition period						3 years
Options exercised						0	0
Weighted-average grant date fair value							$ 0.4
Granted options						0
2019 Stock Incentive Plan [Member] | Key Employees and Non-Employee Service Providers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance						547,717	547,717
Options expiration period						10 years
Options available for future grant							260,355
Vesting period						4 years
2019 Stock Incentive Plan [Member] | Key Employees and Non-Employee Service Providers [Member] | LMAO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock, par value						$ 0.0001
Stock-based compensation expense						$ 134
Unrecognized stock-based compensation cost, options						$ 223
2022 Omnibus Incentive Plan [Member] | Key Employees and Non-Employee Service Providers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance						1,270,000
Options expiration period						10 years
Options available for future grant						743,720
Vesting period						4 years